FINANCE RECEIVABLES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Allowance for credit losses:
Balance, beginning of period	$ 25,396,255	$ 24,496,000
Finance receivables charged-off	(34,534,000)	(28,865,000)
Recoveries	3,521,000	4,199,000
Provision	34,617,355	25,565,703	22,432,831
Balance, end of period	29,000,000	25,396,255	24,496,000
Finance receivables, net of allowance
Finance receivables	396,803,008	405,233,539
Allowance for credit losses	(29,000,000)	(25,396,255)	(24,496,000)
Balance net of allowance	367,803,000	379,838,000
Military Loans
Allowance for credit losses:
Balance, beginning of period	22,970,000	22,764,000
Finance receivables charged-off	(32,611,000)	(26,349,000)
Recoveries	3,125,000	3,693,000
Provision	33,973,000	22,862,000
Balance, end of period	27,457,000	22,970,000
Finance receivables, net of allowance
Finance receivables	369,361,165	370,601,538
Allowance for credit losses	(27,457,000)	(22,970,000)
Balance net of allowance	341,904,000	347,632,000
Retail Contracts
Allowance for credit losses:
Balance, beginning of period	2,426,000	1,732,000
Finance receivables charged-off	(1,923,000)	(2,516,000)
Recoveries	396,000	506,000
Provision	644,000	2,704,000
Balance, end of period	1,543,000	2,426,000
Finance receivables, net of allowance
Finance receivables	27,441,843	34,632,001
Allowance for credit losses	(1,543,000)	(2,426,000)
Balance net of allowance	$ 25,899,000	$ 32,206,000